Cover	Jun. 11, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No.1 on Form 8-K/A (this “Amendment”) amends that Current Report on Form 8-K filed by Adial Pharmaceuticals, Inc., a Delaware corporation (the “Company”), with the Securities and Exchange Commission (the “SEC”) on June 11, 2026 (the “Original Form 8-K”). The Original Form 8-K was filed to, among other things, report the Company’s acquisition (the “Merger”) of Azora Therapeutics, Inc., a Delaware corporation (“Azora”), pursuant to that Agreement and Plan of Merger, dated June 11, 2026 (the “Merger Agreement”), by and among the Company, Adial Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company, Adial Second Merger Sub, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company, and Azora.
Document Period End Date	Jun. 11, 2026
Entity File Number	001-38323
Entity Registrant Name	Adial Pharmaceuticals, Inc.
Entity Central Index Key	0001513525
Entity Tax Identification Number	82-3074668
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4870 Sadler Road
Entity Address, Address Line Two	Ste 300
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	804
Local Phone Number	487-8196
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ADIL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false